Investments in Associates and Other Companies	12 Months Ended
Dec. 31, 2022
Disclosure of Investments in Associates and Other Companies [Abstract]
INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES

NOTE 09 - INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES

Investments in associates and other companies are shown in the following table:

	Ownership interest As of December 31,			Carrying value As of December 31,			Profit and loss As of December 31,
	2022%	2021%	2020%	2022 MCh$	2021 MCh$	2020 MCh$	2022 MCh$	2021 MCh$	2020 MCh$
Redbanc S.A. (*)	33.43	33.43	-	3,800	3,321	-	572	472	-
Transbank S.A. (*)	25.00	25.00	-	27,732	21,288	-	6,508	(3,046)	-
Centro de Compensación Automatizado S.A.	33.33	33.33	33.33	5,172	3,664	2,788	1,567	876	603
Sociedad Interbancaria de Depósito de Valores S.A.	29.29	29.29	29.29	1,949	1,769	1,633	442	344	302
Cámara de Compensación de Alto Valor S.A.	15.00	15.00	15.00	1,110	1,008	971	140	58	28
Administrador Financiero del Transantiago S.A.	20.00	20.00	20.00	3,169	3,134	3,476	804	437	337
Servicios de Infraestructura de Mercado OTC S.A.	12.48	12.48	12.48	1,682	1,561	1,528	109	33	(24)
Subtotal				44,614	35,745	10,396	10,142	(826)	1,246
Shares or rights in other companies
Bladex				-	-	136	-	188	-
Stock Exchanges				1,964	1,941	2,445	168	163	142
Others				8	8	10	-	-	-
Total				46,586	37,694	12,987	10,310	(475)	1,388

(*)	In December 2021, the Bank reclassified its participation in Redbanc S.A. and Transbank S.A. as Investment in associates, after its prior decision to classify them as “Non-current assets held for sale and discontinued operations”, due to lack of buyers. See Note 1 v) and Note 39.

In April 22, 2021, Transbank held an extraordinary shareholders meeting, were the members approved a capital increase of MCh$30,000. In June 22, 2021, at the ordinary Board of Directors meeting, the Bank approved the contribution, the first contribution was made on July for MCh$2,500 and the second on September for MCh$4,999.

a.	Equity instruments at fair value through other comprehensive income

As described in Note 1 g), the Bank has elected to measure equity instruments at FVOCI and thus present in OCI changes in the fair value. Those equity investment are considered “strategic investments”, are not held for trading and are not material.

Dividends are recognised in the income statements under “Income from investments in associates and other companies”.

In July 2021, the Bank sold its participation in Bladex.

The fair value of these equity investments is as follows:

	December 31,
	2022	2021
	MCh$	MCh$
Stock exchange	1,964	1,941
Others	8	8
Total	1,972	1,949

b.	Summary of financial information of associates as of and for the years ended December 31, 2022, 2021 and 2020:

	As of December 31,
	2022				2021				2020
	Assets	Liabilities	Equity	Net income	Assets	Liabilities	Equity	Net income	Assets	Liabilities	Equity	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Redbanc S.A.	30,518	19,150	9,657	1,711	28,410	18,475	8,522	1,413	25.483	16.820	8.018	645
Transbank S.A.	14,982,071	13,872,786	848,977	260,308	1,317,587	1,232,689	97,337	(12,439)	1.006.137	938.800	84.007	(16.670)
Centro de Compensación Automatizado S.A.	19,342	4,295	10,345	4,702	13,247	2,519	8,100	2,628	11,134	2,953	6,371	1,810
Sociedad Interbancaria de Depósito de Valores S.A.	7,717	463	5,746	1,508	6,676	358	5,143	1,175	5,840	314	4,496	1,030
Cámara de Compensación de Alto Valor S.A.	8,357	1,004	6,423	930	7,569	931	6,246	392	7,158	722	6,246	190
Administrador Financiero del Transantiago S.A.	60,738	40,113	16,604	4,021	54,437	35,279	17,233	1,925	49,841	30,670	17,227	1,944
Servicios de Infraestructura de Mercado OTC S.A.	16,631	3,418	13,210	3	35,640	23,023	12,246	371	14,480	2,232	12,441	(193)
Total	15,125,374	13,941,229	910,962	273,183	1,463,566	1,313,274	154,827	(4,535)	1,120,073	992,511	138,806	(11,244)

c.	Restrictions over the ability of associated companies to transfer funds to investors

There are no significant restrictions regarding the capacity of associates to transfer funds, whether in cash dividends, refund of loans, or advance payments to the Bank.

d.	Activity with respect to investments in other companies in 2022, 2021 and 2020 is as follows:

	As of December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$

Opening balance as of January 1,	37,694	12,987	10,177
Acquisition of investments	-	27,233	-
Sale of investments	-	(136)	(20)
Participation in income	10,310	(475)	1,388
Dividends received	526	506	508
Other adjustments	(1,944)	(2,421)	934

Closing balances as of December 31,	46,586	37,694	12,987